--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                                MARCH 31, 2003
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                                   VALUE LINE
                                     ASSET
                                  ALLOCATION
                                   FUND, INC.


                               [LOGO] VALUE LINE
                                    NO-LOAD
                                     MUTUAL
                                     FUNDS


 INVESTMENT ADVISER     Value Line, Inc.
                        220 East 42nd Street
                        New York, NY 10017-5891

 DISTRIBUTOR            Value Line Securities, Inc.
                        220 East 42nd Street
                        New York, NY 10017-5891

 CUSTODIAN BANK         State Street Bank and Trust Co.
                        225 Franklin Street
                        Boston, MA 02110

 SHAREHOLDER            State Street Bank and Trust Co.
 SERVICING AGENT        c/o NFDS
                        P.O. Box 219729
                        Kansas City, MO 64121-9729

 INDEPENDENT            PricewaterhouseCoopers LLP
 ACCOUNTANTS            1177 Avenue of the Americas
                        New York, NY 10036

 LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                        Two Sound View Drive, Suite 100
                        Greenwich, CT 06830

 DIRECTORS              Jean Bernhard Buttner
                        John W. Chandler
                        Frances T. Newton
                        Francis C. Oakley
                        David H. Porter
                        Paul Craig Roberts
                        Marion N. Ruth
                        Nancy-Beth Sheerr

 OFFICERS               Jean Bernhard Buttner
                        CHAIRMAN AND PRESIDENT
                        Stephen E. Grant
                        VICE PRESIDENT
                        Jeffrey D. Geffen
                        VICE PRESIDENT
                        David T. Henigson
                        VICE PRESIDENT and
                        SECRETARY/TREASURER
                        Stephen La Rosa
                        ASSISTANT SECRETARY/TREASURER
                        Joseph Van Dyke
                        ASSISTANT SECRETARY/TREASURER

THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                        #526118

VALUE LINE ASSET ALLOCATION FUND, INC.

                                                               TO OUR VALUE LINE
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

For the fiscal year ending March 31, 2003, the Value Line Asset Allocation Fund had a total return of -14.42%, versus a total return of -24.76% for the Standard & Poor's 500 Index(1) and a total return of 13.40%(2) for the Lehman Government/Credit Bond Index.

Since inception nearly ten years ago, your Fund still ranks #1 for performance in its Lipper category, "flexible funds."(3) For five years, the Fund ranks 36 out of 162 funds; for one year, 144 of 302 funds.

Our asset allocation model has maintained a favorable stance toward the stock market. The model relies on a variety of economic and financial variables, but low interest rates have been an important positive factor. The Fund's stock allocation has remained in the 80%-90% range in the past year, and is now heading lower. Remaining assets have been divided fairly evenly between bonds and cash.

As for individual stock selection, we adhere to a disciplined approach that we believe has been very successful. The Fund invests in companies that demonstrate strong earnings momentum or strong stock price momentum, relative to other companies. If momentum fails, we quickly sell the stock. This discipline helped the Fund largely avoid the treacherous corporate pitfalls of recent times, particularly in the technology and telecommunications sectors. The portfolio currently includes about 250 stocks across a wide variety of industries, but most heavily weighted in the healthcare, financial services, and retailing sectors. The median market capitalization is just under $3 billion; in other words, many holdings are small- and mid-cap.

Our continued goal is to take advantage of market opportunities, while keeping risk at a reasonable level. We appreciate your confidence and thank you for investing with us.

                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                CHAIRMAN and PRESIDENT
May 19, 2003
--------------------------------------------------------------------------------
(1) THE S&P 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN
    UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

(2) THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX CONSISTS OF GOVERNMENT, INVESTMENT-GRADE AND MORTGAGE-BACKED BONDS AND IS REPRESENTATIVE OF THE BROAD BOND MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

(3) LIPPER RANKED THE VALUE LINE ASSET ALLOCATION FUND 1ST OUT OF 52 FLEXIBLE PORTFOLIO FUNDS BASED ON RETURN FOR THE FUND'S INCEPTION ON 8/24/93 TO 3/31/03, 36TH OUT OF 162 FLEXIBLE PORTFOLIO FUNDS BASED ON ITS FIVE-YEAR RETURN AS OF 3/31/03, AND 144TH OUT OF 302 FLEXIBLE PORTFOLIO FUNDS BASED
    ON ITS ONE-YEAR RETURN AS OF 3/31/03.
--------------------------------------------------------------------------------
2

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

ASSET ALLOCATION FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economy is continuing to struggle, more than a year after the most recent recession ended. At present, growth is being limited by weak manufacturing activity, falling employment, and mixed retail sales results. To be sure, not all parts of the economy are struggling, as housing activity remains comparatively strong, notwithstanding some easing in recent months, while consumer confidence is up strongly in the wake of this nation's stirring victory in Iraq.

Overall, we sense that we will continue to have a slow and uneven recovery over the next few months. Specifically, we estimate that the nation's gross domestic product, which edged forward at a 1.6% rate in the first quarter, will proceed at a similar pace in the three months ending on June 30th. Thereafter, the likely passage of a tax reduction and fiscal stimulus package and the need to replenish low inventory levels in some industries will help to put us on a slightly faster upward track, with growth perhaps moving into the 2%-3% range during the second half. We expect the expansion to strengthen further in 2004, with growth averaging 3%, or slightly higher.

Inflation, meantime, remains practically nonexistent, thanks partly to subdued labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery road over the next few years, some increase in pricing pressures could well emerge. Absent a more vigorous long-term business recovery than we envision, or a resumption of the sharp rise in oil and gas prices stemming from a surprisingly long continuing conflict in the Middle East, inflation should remain in check through the middle years of this decade. Interest rates, which have fallen further in recent months, are unlikely to rise much over the next year or two, as a result.

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                                                                               3

VALUE LINE ASSET ALLOCATION FUND, INC.
--------------------------------------------------------------------------------

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN VALUE LINE ASSET ALLOCATION FUND, INC., LEHMAN BROTHERS
             GOVERNMENT/CREDIT BOND INDEX AND THE S&P 500 INDEX**

                                    [GRAPH]

          Value Line Asset           S&P 500         Lehman Brothers Government/
          Allocation Fund             Index              Credit Bond Index

8/93        $10,000                 $10,000                   $10,000
3/03        $26,917                 $22,004                   $19,078

                            FROM 8/24/93+ TO 3/31/03
PERFORMANCE DATA:*
                                    AVERAGE ANNUAL
                                    TOTAL RETURNS
                                   ---------------
1 year ended 3/31/03 .............      -14.42%
5 years ended 3/31/03 ............       +0.87%
From 8/24/93+ to 3/31/03 .........      +10.86%
--------------------------------------------------------------------------------
 + COMMENCEMENT OF OPERATIONS.

 * THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

** THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE
   OF THE LARGE CAPITALIZATION STOCKS TRADED IN THE UNITED STATES. THE PRESENTATION INCLUDES REINVESTED DIVIDENDS. THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX IS AN UNMANAGED INDEX THAT GENERALLY
   REPRESENTS THE U.S. BOND MARKET, WITH ISSUES HAVING AN AVERAGE MATURITY OF
   9.8 YEARS. THE GRAPHIC REPRESENTATION INCLUDES INTEREST REINVESTED. THE RETURNS FOR THE INDICES DO NOT REFLECT EXPENSES WHICH ARE DEDUCTED FROM THE FUND'S RETURNS.
--------------------------------------------------------------------------------
4

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2003
--------------------------------------------------------------------------------
    SHARES                                                       VALUE
--------------                                            -----------------
COMMON STOCKS (80.8%)
                 ADVERTISING (0.5%)
    21,000       Harte-Hanks, Inc. ........................   $ 401,100
    10,000       R.H. Donnelley Corp.* ....................     296,800
                                                              ---------
                                                                697,900
                 AEROSPACE/DEFENSE (0.2%)
     5,125       Alliant Techsystems, Inc.* ...............     276,801
                 AIR TRANSPORT (0.2%)
     6,000       FedEx Corp. ..............................     330,420
                 APPAREL (0.1%)
     4,000       V.F. Corp. ...............................     150,520
                 AUTO PARTS (1.3%)
    24,000       American Axle & Manufacturing
                 Holdings, Inc.* ..........................     504,960
    13,000       Gentex Corp.* ............................     330,720
     9,000       Johnson Controls, Inc. ...................     651,960
     7,500       Lear Corp.* ..............................     265,125
                                                              ---------
                                                              1,752,765
                 BANK (6.9%)
    13,000       BB & T Corp. .............................     408,590
     8,000       Bank of America Corp. ....................     534,720
    15,000       Bank of Hawaii Corp. .....................     462,000
    31,000       BankNorth Group, Inc. ....................     676,110
    19,000       Colonial BancGroup, Inc. .................     213,750
    18,000       Commerce Bancorp, Inc. ...................     715,320
    22,000       Compass Bancshares, Inc. .................     687,940
    12,000       F.N.B. Corp. .............................     343,680
     8,700       First Virginia Banks, Inc. ...............     341,301
     9,000       Hudson United Bancorp ....................     277,200
     7,000       M & T Bank Corp. .........................     550,060
    13,000       National Commerce
                 Financial Corp. ..........................     308,100
    19,000       Popular, Inc. ............................     645,810
    11,000       Regions Financial Corp. ..................     356,400
    31,000       SouthTrust Corp. .........................     791,430
    24,000       UCBH Holdings, Inc. ......................   1,055,520

    SHARES                                                       VALUE
--------------                                            -----------------
    12,000       Wells Fargo & Co. ........................   $ 539,880
    15,000       Westamerica Bancorporation ...............     592,350
                                                              ---------
                                                              9,500,161
                 BANK -- CANADIAN (0.4%)
    10,000       Bank of Montreal .........................     273,100
     7,000       Royal Bank of Canada .....................     270,830
                                                              ---------
                                                                543,930
                 BANK -- MIDWEST (1.4%)
     8,000       Associated Banc-Corp. ....................     258,640
    11,550       Commerce Bancshares, Inc. ................     422,153
    24,500       First Midwest Bancorp, Inc. ..............     632,345
    16,000       TCF Financial Corp. ......................     640,640
                                                              ---------
                                                              1,953,778
                 BEVERAGE --
                 ALCOHOLIC (0.3%)
     9,000       Anheuser-Busch Companies, Inc. ...........     419,490
                 BIOTECHNOLOGY (0.2%)
    17,000       Medicines Company (The)* .................     316,880
                 BUILDING MATERIALS (0.6%)
    18,000       Jacobs Engineering Group, Inc.* ..........     756,180
                 CANADIAN ENERGY (0.1%)
     4,000       EnCana Corp ..............................     129,440
                 CHEMICAL --
                 DIVERSIFIED (0.8%)
    13,000       Albemarle Corp. ..........................     316,550
     6,000       3M Company ...............................     780,180
                                                              ---------
                                                              1,096,730
                 CHEMICAL --
                 SPECIALTY (1.2%)
    16,000       Airgas, Inc.* ............................     296,160
     6,000       Avery Dennison Corp. .....................     352,020
    10,000       Ecolab Inc. ..............................     493,300
     9,000       Praxair, Inc. ............................     507,150
                                                              ---------
                                                              1,648,630
--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
    SHARES                                                      VALUE
--------------                                            -----------------
                 COMPUTER &
                 PERIPHERALS (0.3%)
    10,000       Avocent Corp.* ...........................   $ 233,400
     2,000       Zebra Technologies Corp
                 Class "A"* ...............................     128,800
                                                              ---------
                                                                362,200
                 COMPUTER SOFTWARE &
                 SERVICES (2.8%)
    19,000       Affiliated Computer Services Inc.
                 Class "A"* ...............................     840,940
     9,000       CACI International, Inc.
                 Class "A"* ...............................     300,240
     7,000       Cognizant Technology Solutions
                 Corp. Class "A"* .........................     471,450
    13,300       Cognos Inc.* .............................     302,189
    12,000       Fair, Issac & Co., Inc. ..................     609,840
    22,500       Fiserv, Inc.* ............................     708,300
     9,000       Mercury Interactive Corp.* ...............     267,120
     9,000       Symantec Corp.* ..........................     352,620
                                                              ---------
                                                              3,852,699
                 DIVERSIFIED
                 COMPANIES (1.7%)
    11,000       American Standard
                 Companies, Inc.* .........................     756,470
     9,000       Ametek, Inc. .............................     297,090
     6,800       Danaher Corp. ............................     447,168
    12,000       Hillenbrand Industries, Inc. .............     611,760
     5,000       United Technologies Corp. ................     288,900
                                                              ---------
                                                              2,401,388
                 DRUG (4.0%)
    17,300       Amylin Pharmaceuticals, Inc.* ............     280,260
    12,500       Covance Inc.* ............................     289,000
    22,000       Forest Laboratories, Inc.* ...............   1,187,340
    10,000       Gilead Sciences, Inc.* ...................     419,900
    12,000       Mylan Laboratories, Inc. .................     345,000
    28,000       NBTY, Inc.* ..............................     530,880
     7,000       Neurocrine Biosciences, Inc.* ............     292,460
    10,400       Pharmaceutical Product
                 Development, Inc.* .......................     279,250
    12,000       Pharmaceutical Resources, Inc.* ..........     509,760

    SHARES                                                      VALUE
--------------                                            -----------------
    16,000       Scios Inc.* ..............................   $ 704,960
    18,000       Teva Pharmaceutical
                 Industries Ltd. (ADR) ....................     749,700
                                                              ---------
                                                              5,588,510
                 EDUCATIONAL
                 SERVICES (2.5%)
    25,250       Apollo Group, Inc. Class "A"* ............   1,259,975
    22,000       Career Education Corp.* ..................   1,076,240
    19,000       Education Management Corp.* ..............     755,630
    15,000       ITT Educational Services, Inc.* ..........     420,000
                                                              ---------
                                                              3,511,845
                 ELECTRIC UTILITY --
                 CENTRAL (0.5%)
     7,000       DTE Energy Co. ...........................     270,550
    10,000       Entergy Corp. ............................     481,500
                                                              ---------
                                                                752,050
                 ELECTRIC UTILITY --
                 EAST (0.3%)
     4,000       Southern Co. (The) .......................     113,760
                 ELECTRICAL
                 EQUIPMENT (0.2%)
    12,000       Rockwell Automation, Inc. ................     248,400
                 ELECTRONICS (0.9%)
    15,000       Harman International
                 Industries, Inc. .........................     878,550
     8,000       Imation Corp.* ...........................     297,760
                                                              ---------
                                                              1,176,310
                 ENTERTAINMENT (0.7%)
     8,000       Entercom Communications Corp.* ...........     351,280
    13,000       Fox Entertainment Group, Inc.
                 Class "A"* ...............................     346,710
     8,000       Westwood One, Inc.* ......................     249,920
                                                              ---------
                                                                947,910
                 ENVIRONMENTAL (0.8%)
    22,000       Stericycle, Inc.* ........................     826,980
     6,000       Waste Connections, Inc.* .................     207,000
                                                              ---------
                                                              1,033,980
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6

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                                  MARCH 31, 2003
--------------------------------------------------------------------------------
    SHARES                                                         VALUE
--------------                                               -----------------
                 FINANCIAL SERVICES --
                 DIVERSIFIED (1.9%)
    12,500       Brown & Brown Inc. .........................   $ 391,375
    19,500       Doral Financial Corp. ......................     689,325
    21,560       Fidelity National Financial, Inc. ..........     736,274
    14,000       Global Payments, Inc. ......................     427,280
     3,000       SLM Corp. ..................................     332,760
     2,500       Willis Group Holdings Ltd. .................      69,250
                                                                ---------
                                                                2,646,264
                 FOOD PROCESSING (1.4%)
    15,000       Bunge Limited ..............................     377,400
    14,000       Dean Foods Co.* ............................     600,740
    16,000       Sara Lee Corp. .............................     299,200
     7,900       Smucker (J.M.) Co. .........................     276,263
     7,000       Wrigley (Wm.) Jr. Co. ......................     395,500
                                                                ---------
                                                                1,949,103
                 FOOD WHOLESALERS (0.4%)
    10,000       Performance Food Group Co.* ................     306,600
    12,000       SYSCO Corp. ................................     305,280
                                                                ---------
                                                                  611,880
                 FURNITURE/HOME
                 FURNISHINGS (0.2%)
     6,000       Mohawk Industries, Inc.* ...................     287,640
                 GROCERY (0.4%)
    11,000       Whole Foods Market, Inc.* ..................     612,040
                 HOME APPLIANCE (0.6%)
     9,000       Black & Decker Corp. .......................     313,740
     7,000       Toro Company (The) .........................     490,350
                                                                ---------
                                                                  804,090

    SHARES                                                         VALUE
--------------                                               -----------------
                 HOTEL/GAMING (1.8%)
    19,000       Alliance Gaming Corp.* .....................   $ 285,000
    15,000       GTECH Holdings Corp.* ......................     489,900
     9,000       Harrah's Entertainment Inc.* ...............     321,300
    10,000       International Game Technology* .............     819,000
    28,000       Penn National Gaming, Inc.* ................     497,000
                                                                ---------
                                                                2,412,200
                 HOUSEHOLD
                 PRODUCTS (1.4%)
    12,000       Church & Dwight Co., Inc. ..................     364,320
    17,000       Dial Corp. (The) ...........................     329,800
    16,000       Energizer Holdings, Inc.* ..................     407,840
     8,000       Rent-A-Center, Inc.* .......................     437,680
     7,000       Scotts Company (The) Class "A"* ............     362,600
                                                                ---------
                                                                1,902,240
                 INDUSTRIAL SERVICES (1.7%)
    12,000       ARAMARK Corp. Class "B"* ...................     274,800
     8,000       C.H. Robinson Worldwide, Inc. ..............     261,600
    11,000       EMCOR Group, Inc.* .........................     530,750
     9,000       Expeditors International of
                 Washington, Inc. ...........................     323,550
    12,000       FTI Consulting, Inc.* ......................     554,640
     9,500       Iron Mountain, Inc.* .......................     363,375
                                                                ---------
                                                                2,308,715
                 INFORMATION
                 SERVICES (1.0%)
     9,000       Arbitron, Inc.* ............................     285,300
    11,000       ChoicePoint, Inc.* .........................     372,900
    11,000       Dun & Bradstreet Corp. (The)* ..............     420,750
    16,000       Equifax, Inc. ..............................     319,840
                                                                ---------
                                                                1,398,790
                 INSURANCE -- LIFE (0.5%)
    13,000       AFLAC, Inc. ................................     416,650
     8,200       Torchmark Corp. ............................     293,560
                                                                ---------
                                                                  710,210
--------------------------------------------------------------------------------
                                                                               7
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VALUE LINE ASSET ALLOCATION FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
    SHARES                                                       VALUE
--------------                                             -----------------
                 INSURANCE -- PROPERTY/
                 CASUALTY (3.6%)
    18,000       Berkley (W.R.) Corp. ......................   $ 771,300
    13,000       Everest Re Group, Ltd. ....................     743,730
     1,400       Markel Corp.* .............................     313,180
    25,000       Old Republic International Corp. ..........     668,750
     6,200       PartnerRe Ltd. ............................     311,550
    15,000       Progressive Corp. .........................     889,650
    13,500       RenaissanceRe Holdings Ltd. ...............     540,675
    10,000       Safeco Corp. ..............................     349,700
     5,000       XL Capital Ltd. Class "A" .................     353,900
                                                               ---------
                                                               4,942,435
                 INTERNET (0.3%)
     4,000       eBay, Inc.* ...............................     341,160
                 MACHINERY (0.6%)
    19,000       AGCO Corp.* ...............................     305,900
    10,000       Graco Inc. ................................     281,000
     8,000       Tractor Supply Co.* .......................     264,160
                                                               ---------
                                                                 851,060
                 MANUFACTURED
                 HOUSING/RECREATIONAL
                 VEHICLES (0.5%)
     6,300       Oshkosh Truck Corp. .......................     392,490
    11,000       Winnebago Industries, Inc. ................     299,200
                                                               ---------
                                                                 691,690
                 MEDICAL SERVICES (3.5%)
    13,500       aaiPharma, Inc.* ..........................     116,370
    12,744       Anthem, Inc.* .............................     844,290
    14,000       Apria Healthcare Group, Inc.* .............     327,040
     2,000       Coventry Health Care, Inc.* ...............      65,800
     4,179       DaVita, Inc.* .............................      86,631
    15,000       First Health Group Corp.* .................     381,600
     9,000       IGEN International, Inc.* .................     318,510
    28,000       Lincare Holdings, Inc.* ...................     859,320
    13,000       Mid Atlantic Medical
                 Services, Inc.* ...........................     527,150

    SHARES                                                       VALUE
--------------                                             -----------------
     6,500       Odyssey Healthcare, Inc.* .................   $ 154,505
    11,000       Renal Care Group, Inc.* ...................     342,980
    10,000       Wellpoint Health Networks, Inc.* ..........     767,500
                                                               ---------
                                                               4,791,696
                 MEDICAL SUPPLIES (6.8%)
    11,000       Affymetrix, Inc.* .........................     286,000
     7,000       Alcon, Inc.* ..............................     287,140
    17,000       Biomet, Inc. ..............................     521,050
     8,500       Biosite, Inc.* ............................     326,485
    10,000       Boston Scientific Corp.* ..................     407,600
    12,000       Charles River Laboratories
                 International, Inc.* ......................     306,240
    16,000       Cooper Companies, Inc. ....................     478,400
    20,000       DENTSPLY International, Inc. ..............     695,800
    12,000       Edwards Lifesciences Corp.* ...............     328,800
    12,000       Fisher Scientific
                 International, Inc.* ......................     335,520
    13,000       Henry Schein, Inc.* .......................     586,300
    10,000       ICU Medical Inc.* .........................     275,110
    12,000       IDEXX Laboratories, Inc.* .................     419,640
    15,334       Medtronic, Inc. ...........................     691,870
    13,400       Mentor Corp. ..............................     229,274
    15,000       Patterson Dental Co.* .....................     688,950
     9,000       Respironics, Inc.* ........................     309,339
    11,200       St. Jude Medical, Inc.* ...................     546,000
     3,000       STERIS Corp.* .............................      78,480
     5,000       Stryker Corp. .............................     343,250
    18,000       Varian Medical Systems, Inc.* .............     970,740
     6,500       Zimmer Holdings, Inc.* ....................     316,095
                                                               ---------
                                                               9,428,083
                 NATURAL GAS --
                 DISTRIBUTION (0.7%)
    13,000       AGL Resources Inc. ........................     307,190
     9,000       Energen Corp. .............................     288,540
     8,700       UGI Corp. .................................     397,590
                                                               ---------
                                                                 993,320
--------------------------------------------------------------------------------
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                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                                  MARCH 31, 2003
--------------------------------------------------------------------------------
    SHARES                                                           VALUE
--------------                                                 -----------------
                 NATURAL GAS --
                 DIVERSIFIED (0.6%)
     6,000       Equitable Resources, Inc. ....................   $ 225,060
    10,000       Patina Oil & Gas Corp. .......................     329,000
    16,000       XTO Energy, Inc. .............................     304,000
                                                                  ---------
                                                                    858,060
                 NEWSPAPER (1.7%)
     5,000       Gannett Co., Inc. ............................     352,150
    11,000       Lee Enterprises, Inc. ........................     346,720
     6,000       McClatchy Co. (The) Class "A" ................     321,540
     6,300       New York Times Co. (The)
                 Class "A" ....................................     271,845
     5,500       Scripps (E.W.) Co. Class "A" .................     416,570
     8,000       Tribune Co. ..................................     360,080
       500       Washington Post Co. (The)
                 Class "B" ....................................     340,680
                                                                  ---------
                                                                  2,409,585
                 OFFICE EQUIPMENT &
                 SUPPLIES (0.3%)
    20,000       Staples., Inc.* ..............................     366,600
                 OILFIELD SERVICES/
                 EQUIPMENT (0.2%)
     7,500       Teekay Shipping Corp .........................     291,000
                 PACKAGING &
                 CONTAINER (1.5%)
     6,000       Ball Corp. ...................................     334,200
     8,000       Bemis Co., Inc. ..............................     336,480
     6,000       CLARCOR Inc. .................................     217,200
    11,000       Jarden Corp.* ................................     286,000
    26,000       Packaging Corp. of America* ..................     468,260
    23,000       Pactiv Corp.* ................................     466,900
                                                                  ---------
                                                                  2,109,040

    SHARES                                                           VALUE
--------------                                                 -----------------
                 PETROLEUM --
                 PRODUCING (0.8%)
     5,250       Apache Corp. .................................   $ 324,135
     9,200       Pogo Producing Co. ...........................     365,884
     9,000       Suncor Energy, Inc. ..........................     157,230
    14,000       Unit Corp* ...................................     284,060
                                                                  ---------
                                                                  1,131,309
                 PHARMACY SERVICES (0.9%)
    12,000       Accredo Health, Inc.* ........................     292,068
    12,000       Caremark Rx, Inc.* ...........................     217,800
    14,000       Express Scripts, Inc. * ......................     779,520
                                                                  ---------
                                                                  1,289,388
                 PRECISION
                 INSTRUMENT (0.5%)
     7,000       FLIR Systems, Inc.* ..........................     331,870
     8,000       Garmin Ltd* ..................................     286,400
                                                                  ---------
                                                                    618,270
                 PUBLISHING (0.2%)
     8,000       Meredith Corp. ...............................     305,440
                 R.E.I.T. (1.5%)
    11,000       Developers Diversified
                 Realty Corp. .................................     265,650
    10,300       Macerich Company (The) .......................     326,304
     9,000       Pan Pacific Retail Properties, Inc. ..........     340,650
    41,000       Thornburg Mortgage, Inc. .....................     845,830
     7,000       Weingarten Realty Investors ..................     273,770
                                                                  ---------
                                                                  2,052,204
                 RAILROAD (0.1%)
     2,000       CP Holders Inc. ..............................      88,900
                 RECREATION (0.7%)
    20,000       Marvel Enterprises, Inc.* ....................     276,400
    30,000       Mattel, Inc. .................................     675,000
                                                                  ---------
                                                                    951,400
--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 SHARES                                                    VALUE
--------                                               ------------
           RESTAURANT (4.0%)
19,500     Applebee's International, Inc. ............  $  546,780
14,000     Bob Evans Farms, Inc. .....................     337,260
36,000     Brinker International, Inc.* ..............   1,098,000
18,000     CBRL Group, Inc. ..........................     494,100
11,250     Cheesecake Factory, Inc. (The)* ...........     363,037
 8,000     P.F. Chang's China Bistro, Inc.* ..........     296,000
18,000     Panera Bread Co. Class "A"* ...............     548,820
15,000     RARE Hospitality
           International, Inc.* ......................     417,600
44,000     Ruby Tuesday, Inc. ........................     897,600
 8,000     Sonic Corp.* ..............................     203,680
13,000     Starbucks Corp.* ..........................     334,880
                                                        ----------
                                                         5,537,757
           RETAIL BUILDING
           SUPPLY (0.7%)
12,000     Fastenal Co. ..............................     338,280
16,000     Lowe's Companies, Inc. ....................     653,120
                                                        ----------
                                                           991,400
           RETAIL -- SPECIAL
           LINES (3.4%)
23,000     Bed Bath & Beyond Inc.* ...................     794,420
54,000     Chico's FAS, Inc.* ........................   1,080,000
16,000     Coach, Inc.* ..............................     613,280
13,000     Gymboree Corp. (The)* .....................     195,520
22,000     Hollywood Entertainment Corp.* ............     352,880
21,500     Movie Gallery Inc.* .......................     374,530
22,000     Pier 1 Imports, Inc. ......................     348,920
16,000     Ross Stores, Inc. .........................     578,400
24,000     TJX Companies, Inc. (The) .................     422,400
                                                        ----------
                                                         4,760,350
           RETAIL STORE (1.8%)
20,000     Family Dollar Stores, Inc. ................     617,600
23,000     Target Corp. ..............................     672,980
22,000     Wal-Mart Stores, Inc. .....................   1,144,660
                                                        ----------
                                                         2,435,240

 SHARES                                                    VALUE
--------                                                -----------
           SEMICONDUCTOR (0.3%)
22,500     Microchip Technology Inc. ..............   $    447,750
           SHOE (0.9%)
 9,000     Nike, Inc. Class "B" ...................        462,780
24,000     Reebok International Ltd. * ............        788,400
                                                      ------------
                                                         1,251,180
           THRIFT (3.5%)
27,562     Charter One Financial, Inc. ............        762,365
11,000     Flagstar Bancorp, Inc. .................        290,070
 4,000     Golden West Financial Corp. ............        287,720
15,000     GreenPoint Financial Corp. .............        672,150
16,500     Hudson City Bancorp, Inc. ..............        333,960
26,000     New York Community
           Bancorp, Inc. ..........................        774,800
56,000     Sovereign Bancorp, Inc. ................        775,600
29,275     Washington Federal, Inc. ...............        616,532
 9,000     Webster Financial Corp. ................        316,080
                                                      ------------
                                                         4,829,277
           TOILETRIES/
           COMESTICS (0.3%)
 8,000     Avon Products, Inc. ....................        456,400
           TRUCKING/
           TRANSPORTATION
           LEASING (0.9%)
12,000     Arkansas Best Corp. ....................        305,040
 6,600     Landstar System, Inc.* .................        379,500
 8,000     Roadway Corp. ..........................        268,160
17,000     Werner Enterprises, Inc. ...............        327,420
                                                      ------------
                                                         1,280,120
                                                      ------------
           TOTAL COMMON STOCKS
           (COST $96,493,338) .....................    111,705,963
                                                      ------------
--------------------------------------------------------------------------------
10

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                                  MARCH 31, 2003
--------------------------------------------------------------------------------

          PRINCIPAL
            AMOUNT                                                     VALUE
-----------------------------                                       ------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (8.3%)
$  2,000,000                 Private Export Funding
                             Corporation Notes Series "J"
                             7.65%, 5/15/06 ....................... $  2,317,590
   1,000,000                 Federal National Mortgage
                             Association 3.250%, 1/15/08 ..........    1,012,225
   2,500,000                 Federal Home Loan Mortgage
                             Corp. 5.750%, 1/15/12 ................    2,799,948
   4,000,000                 Federal Home Loan Mortgage
                             Corp. 5.125%, 7/15/12 ................    4,276,972
   1,000,000                 Federal Home Loan Mortgage
                             Corp. 4.500%, 1/15/13 ................    1,015,688
                                                                    ------------
                             TOTAL U.S. GOVERNMENT
                             AGENCY OBLIGATIONS
                             (COST $10,555,235) ...................   11,422,423
                                                                    ------------
                             TOTAL INVESTMENT
                             SECURITIES (89.1%)
                             (COST $107,048,573) ..................  123,128,386
                                                                    ------------

          PRINCIPAL
            AMOUNT                                                     VALUE
-----------------------------                                       ------------
REPURCHASE AGREEMENTS (10.6%)
(INCLUDING ACCRUED INTEREST)
$  7,400,000                 Collateralized by $5,140,000 U.S.
                             Treasury Bonds 8.875%, due
                             8/15/17, with a value of
                             $7,591,972 (with UBS
                             Warburg LLC, 1.32%, dated
                             3/31/03, due 4/1/03, delivery
                             value $7,400,271) .................... $  7,400,271
   7,300,000                 Collateralized by $5,295,000 U.S.
                             Treasury Notes 8%, due
                             11/15/21, with a value of
                             $7,548,997 (with Morgan
                             Stanley, 1.20%, dated 3/31/03,
                             due 4/1/03, delivery value
                             $7,300,243) ..........................    7,300,243
                                                                    ------------
                             TOTAL REPURCHASE
                             AGREEMENTS
                             (COST $14,700,514) ...................   14,700,514
                                                                    ------------
CASH AND OTHER ASSETS
 LESS LIABILITIES (0.3%) ..........................................      332,877
                                                                    ------------
NET ASSETS (100.0%) ............................................... $138,161,777
                                                                    ============
NET ASSET VALUE, OFFERING
 AND REDEMPTION PRICE PER
 OUTSTANDING SHARE
 ($138,161,777 - 9,280,526
 SHARES OUTSTANDING) .............................................. $      14.89
                                                                    ============

* NON-INCOME PRODUCING
(ADR) AMERICAN DEPOSITARY RECEIPTS

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
AT MARCH 31, 2003
--------------------------------------------------------------------------------

ASSETS:
Investment securities, at value
   (Cost - $107,048,573) .......................   $123,128,386
Repurchase agreements
   (Cost - $14,700,514) ........................     14,700,514
Cash ...........................................         13,802
Receivable for securities sold .................        839,445
Dividends and interest receivable ..............        210,914
Receivable for capital shares sold .............         43,792
                                                   -------------
  TOTAL ASSETS .................................    138,936,853
                                                   -------------
LIABILITIES:
Payable for securities purchased ...............        599,861
Payable for capital shares repurchased .........         28,859
Accrued expenses:
  Advisory fee payable .........................         75,408
  Service and distribution plan
     fees payable ..............................         29,003
  Other ........................................         41,945
                                                   -------------
  TOTAL LIABILITIES ............................        775,076
                                                   -------------
NET ASSETS .....................................   $138,161,777
                                                   =============
NET ASSETS CONSIST OF:
Capital stock, at $.001 par value
   (authorized 300,000,000, outstanding
   9,280,526 shares) ...........................   $      9,281
Additional paid-in capital .....................    151,197,171
Undistributed net investment income ............         50,059
Accumulated net realized loss on
   investments .................................    (29,174,547)
Net unrealized appreciation of
   investments .................................     16,079,813
                                                   -------------
NET ASSETS .....................................   $138,161,777
                                                   =============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE ($138,161,777 -
   9,280,526 SHARES OUTSTANDING) ...............   $      14.89
                                                   =============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend (net of foreign
   withholding tax of $7,104) .............        $  1,213,883
Interest ..................................             829,947
                                                   ------------
     Total Income .........................           2,043,830
                                                   ------------
EXPENSES:
Advisory fee ..............................           1,126,251
Service and distribution plan fee .........             433,173
Custodian fees ............................              57,759
Auditing and legal fees ...................              54,263
Transfer agent fees .......................              52,817
Trading service expense ...................              33,850
Accounting & bookkeeping expense ..........              32,400
Printing ..................................              23,947
Registration and filing fees ..............              23,311
Insurance, dues and other .................              22,655
Directors' fees and expenses ..............              20,097
Postage ...................................              14,926
                                                   ------------
     Total Expenses before
        custody credits ...................           1,895,449
     Less: custody credits ................              (1,655)
                                                   ------------
     Net Expenses .........................           1,893,794
                                                   ------------
NET INVESTMENT INCOME .....................             150,036
                                                   ------------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
Net Realized Loss .........................          (4,913,273)
Change in Net Unrealized
   Appreciation ...........................         (25,990,531)
                                                   ------------
NET REALIZED LOSS AND CHANGE IN
   NET UNREALIZED APPRECIATION
   ON INVESTMENTS .........................         (30,903,804)
                                                   ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS ........................        $(30,753,768)
                                                   ============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2003 AND 2002
--------------------------------------------------------------------------------

                                                                            YEAR ENDED        YEAR ENDED
                                                                            MARCH 31,          MARCH 31,
                                                                               2003              2002
                                                                         ---------------   ----------------
OPERATIONS:
 Net investment income ...............................................    $     150,036     $          509
 Net realized loss on investments ....................................       (4,913,273)       (15,925,507)
 Change in net unrealized appreciation ...............................      (25,990,531)        25,829,630
                                                                          -------------     --------------
 Net (decrease) increase in net assets from operations ...............      (30,753,768)         9,904,632
                                                                          -------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ...............................................         (103,543)          (721,305)
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ........................................       46,704,808        181,401,786
 Proceeds from reinvestment of distributions to shareholders .........           97,946            687,902
 Cost of shares repurchased ..........................................      (93,990,396)      (245,535,094)
                                                                          -------------     --------------
 Net decrease from capital share transactions ........................      (47,187,642)       (63,445,406)
                                                                          -------------     --------------
TOTAL DECREASE IN NET ASSETS .........................................      (78,044,953)       (54,262,079)
NET ASSETS:
 Beginning of year ...................................................      216,206,730        270,468,809
                                                                          -------------     --------------
 End of year .........................................................    $ 138,161,777     $  216,206,730
                                                                          =============     ==============
NET UNDISTRIBUTED INVESTMENT INCOME, AT END OF YEAR ..................    $      50,059     $        3,566
                                                                          =============     ==============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
Value Line Asset Allocation Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) REPRESENTATIONS AND IDEMNIFICATIONS. In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the rise of loss to be remote.
--------------------------------------------------------------------------------
14

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                                  MARCH 31, 2003
--------------------------------------------------------------------------------
2. CAPITAL SHARE TRANSACTIONS
Transactions in capital stock were as follows:

                                  YEAR ENDED        YEAR ENDED
                                  MARCH 31,         MARCH 31,
                                     2003              2002
                               ---------------   ---------------
Shares sold ................    2,972,432        10,283,502
Shares issued in
   reinvestment of
   dividends and
   distributions ...........        6,500            39,855
                                ---------        ----------
                                2,978,932        10,323,357
Shares repurchased .........    6,116,138        14,259,379
                                ---------        ----------
Net decrease ...............   (3,137,206)       (3,936,022)
                               ==========        ==========

3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term investments, were as follows:

                                           YEAR ENDED
                                         MARCH 31, 2003
                                        ---------------
PURCHASES:
U.S. Government Agency
   Obligations ......................   $  6,058,198
Other Investment Securities .........     75,844,385
                                        ------------
                                        $ 81,902,583
                                        ============
SALES:
U.S. Government Agency
   Obligations ......................   $ 11,420,257
Other Investment Securities .........    122,807,796
                                        ------------
                                        $134,228,053
                                        ============

4.  INCOME TAXES
At March 31, 2003, information on the tax components of capital is as follows:

                                               (IN THOUSANDS)
Cost of investment for tax purposes .........   $121,783,042
                                                ------------
Gross tax unrealized appreciation ...........   $ 20,324,656
Gross tax unrealized depreciation ...........     (4,278,798)
                                                ------------
Net tax unrealized appreciation on
   investments ..............................   $ 16,045,858
                                                ------------
Undistributed ordinary income ...............   $     50,059
                                                ------------
Capital loss carryforward expiring
   March 31, 2009 ...........................   $  3,878,796
Capital loss carryforward expiring
   March 31, 2010 ...........................     19,455,162
Capital loss carryforward expiring
   March 31, 2011 ...........................      5,806,634
                                                ------------
Total loss carryforward .....................   $ 29,140,592
                                                ============

To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

The tax composition of dividends to shareholders for the years ended March 31, 2003 and 2002 were as follows:

                                2003          2002
                            -----------   -----------
Ordinary income .........   $103,543      $721,305
                            --------      --------

The difference between book and tax unrealized appreciation/(depreciation) is primarily attributable to wash sales.

5. ADVISORY FEES, SERVICE AND DISTRIBUTION PLAN FEES
   AND TRANSACTIONS WITH AFFILIATES
An advisory fee of $1,126,251 was paid or payable to Value Line, Inc. the
Fund's investment adviser (the "Adviser"), for the year ended March 31, 2003. The fee was computed at an annual rate of .65 of 1% of the daily net assets during the year and paid monthly. The Adviser provides research, investment programs and supervision
--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

NOTES TO FINANCIAL STATEMENTS                                     MARCH 31, 2003
--------------------------------------------------------------------------------

of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended March 31, 2003, fees amounting to $433,173 were paid or payable to the Distributor under this Plan.

For the year ended March 31, 2003, the Fund's expenses were reduced by $1,655 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and directors of the Fund. During the year ended March 31, 2003, the Fund paid brokerage commissions totaling $42,577 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers. The Fund also reimbursed the Distributor $33,850 for the year ended March 31, 2003 for performance of trading services it performed on behalf of the Fund.

At March 31, 2003, the Adviser, and/or affiliated companies, and the Value
Line, Inc. Profit Sharing and Savings Plan and certain officers and directors, owned 1,691,880 shares of the Fund's capital stock, representing 18.2% of the outstanding shares.
--------------------------------------------------------------------------------
16

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                         YEARS ENDED MARCH 31,
                                         ---------------------------------------------------------------------------------------
                                            2003                2002              2001               2000                1999
                                         -----------        -----------        -----------        -----------        -----------
NET ASSET VALUE, BEGINNING OF YEAR ...   $     17.41        $     16.54        $     20.88        $     17.99        $     16.32
                                         -----------        -----------        -----------        -----------        -----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ..............           .02                .01                .23                .33                .03
  Net gains on securities
    (both realized and unrealized) ...         (2.53)               .92              (3.84)              4.04               1.92
                                         -----------        -----------        -----------        -----------        -----------
  Total from investment operations ...         (2.51)               .93              (3.61)              4.37               1.95
                                         -----------        -----------        -----------        -----------        -----------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income ................          (.01)              (.06)              (.32)              (.24)              (.02)
  Distributions from realized gains ..            --                 --               (.41)             (1.24)              (.26)
                                         -----------        -----------        -----------        -----------        -----------
  Total distributions ................          (.01)              (.06)              (.73)             (1.48)              (.28)
                                         -----------        -----------        -----------        -----------        -----------
NET ASSET VALUE, END OF YEAR .........   $     14.89        $     17.41        $     16.54        $     20.88        $     17.99
                                         ===========        ===========        ===========        ===========        ===========
TOTAL RETURN .........................        (14.42)%             5.60%            (17.59)%            25.02%             12.16%
                                         ===========        ===========        ===========        ===========        ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)   $   138,162        $   216,207        $   270,469        $   311,715        $   182,532
Ratio of operating expenses to
 average net assets ..................          1.09%(2)           1.03%(2)           1.01%(2)           1.03%(2)           1.08%(1)
Ratio of net investment income to
 average net assets ..................          0.09%                --%              1.21%              1.93%              0.30%
Portfolio turnover rate ..............            51%                62%               123%                72%               129%

(1) BEFORE OFFSET OF CUSTODY CREDITS.

(2) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES NET OF CUSTODY CREDITS WOULD HAVE BEEN UNCHANGED FOR THE YEARS ENDED MARCH 31, 2003, 2002, 2001, AND 1.02% FOR THE YEAR ENDED MARCH 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

                                               REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
VALUE LINE ASSET ALLOCATION FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Asset Allocation Fund, Inc. (the "Fund") at March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

May 14, 2003
--------------------------------------------------------------------------------

                         FEDERAL TAX NOTICE (UNAUDITED)

 FOR THE TAXABLE YEAR ENDED MARCH 31, 2003, 100% OF THE ORDINARY INCOME DIVIDENDS PAID BY THE FUND QUALIFIED FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AVAILABLE TO CORPORATE SHAREHOLDERS.

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

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION
The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 15 Value Line Funds and oversees a total of 16 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              PRINCIPAL
                                                              OCCUPATION
                                                LENGTH OF     DURING THE                       OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     POSITION             TIME SERVED   PAST 5 YEARS                     HELD BY DIRECTOR
========================================================================================================================
INTERESTED DIRECTORS*
---------------------
Jean Bernhard Buttner      Chairman of the      Since 1993    Chairman, President and          Value Line, Inc.
Age 68                     Board of Directors                 Chief Executive Officer of
                           and President                      Value Line, Inc. (the
                                                              "Adviser") and Value Line
                                                              Publishing, Inc. Chairman
                                                              and President of each of the
                                                              15 Value Line Funds and
                                                              Value Line Securities, Inc.
                                                              (the "Distributor")
------------------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 1993    Real Estate Executive:           Value Line, Inc.
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker); Director of the
Age 68                                                        Adviser since 2000.
------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
------------------------
John W. Chandler           Director             Since 2000    Consultant, Academic Search      None
1611 Cold Spring Rd                                           Consultation Service, Inc.
Williamstown, MA 01267                                        Trustee Emeritus and
Age 79                                                        Chairman (1993-1994) of the
                                                              Board of Trustees of Duke
                                                              University; President
                                                              Emeritus, Williams College.
------------------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 1993    Customer Support Analyst,        None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 61
------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director             Since 1993    Professor of History,            Berkshire Life Insurance
54 Scott Hill Road                                            Williams College, 1961 to        Company
Williamstown, MA 01267                                        present. President Emeritus
Age 71                                                        since 1994 and President,
                                                              1985-1994; Chairman
                                                              (1993-1997) and Interim
                                                              President (2002) of the
                                                              American Council of
                                                              Learned Societies.

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.
Management of the Fund
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                             OCCUPATION
                                               LENGTH OF     DURING THE                     OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE       POSITION          TIME SERVED   PAST 5 YEARS                   HELD BY DIRECTOR
================================================================================================================
David H. Porter              Director          Since 2000    Visiting Professor of          None
5 Birch Run Drive                                            Classics, Williams College,
Saratoga Springs, NY12866                                    since 1999; President
Age 67                                                       Emeritus, Skidmore College
                                                             since 1999 and President,
                                                             1987-1998.
----------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director          Since 2000    Chairman, Institute for        A. Schulman Inc.
169 Pompano St.                                              Political Economy.             (plastics)
Panama City Beach, FL 32413
Age 64
----------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director          Since 2000    Senior Financial Advisor,      None
1409 Beaumont Drive                                          Hawthorne, since 2001;
Gladwyne, PA 19035                                           Chairman, Radcliffe College
Age 54                                                       Board of Trustees.
                                                             1990-1999.
----------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Stephen E. Grant             Vice President    Since 1993    Portfolio Manager with the              --
Age 49                                                       Adviser.
----------------------------------------------------------------------------------------------------------------
Jeffrey Geffen               Vice President    Since 2001    Portfolio Manager with the              --
Age 53                                                       Adviser since 2001;
                                                             Vice President Investments,
                                                             Morgan Stanley Dean Witter
                                                             Advisors, 1989-2001.
----------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,   Since 1993    Director, Vice President and            --
Age 45                       Secretary and                   Compliance Officer of the
                             Treasurer                       Adviser. Director and
                                                             Vice President of the
                                                             Distributor. Vice President,
                                                             Secretary and Treasurer of
                                                             each of the 15 Value Line
                                                             Funds.

* MRS. BUTTNER IS AN "INTERESTED PERSON" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 BY VIRTUE OF HER POSITIONS WITH THE ADVISER AND HER INDIRECT OWNERSHIP OF A CONTROLLING INTEREST IN THE ADVISER; MRS. RUTH IS AN INTERESTED PERSON BY VIRTUE OF BEING A DIRECTOR OF THE ADVISER.

 UNLESS OTHERWISE INDICATED, THE ADDRESS FOR EACH OF THE ABOVE IS 220 EAST 42ND STREET, NEW YORK, NY 10017.
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

VALUE LINE ASSET ALLOCATION FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.


FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243-2729, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
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24